Acquisition of Entities under Common Control	6 Months Ended
Jun. 30, 2017
Business Combinations [Abstract]
Acquisition of Entities under Common Control
Acquisition of Entities under Common Control
On May 31, 2017, the Company acquired from Teekay Holdings Ltd., a wholly owned subsidiary of Teekay Corporation (or Teekay), the remaining 50% interest in Teekay Tanker Operations Ltd. (or TTOL) (see also note 5c) for $39.0 million, which consisted of $13.1 million for assumed working capital. The Company issued approximately 13.8 million shares of the Company's Class B common stock to Teekay as consideration in addition to the working capital consideration of $13.1 million. As a result of the acquisition, the Company's consolidated financial statements prior to the date the Company acquired a controlling interest in TTOL are retroactively adjusted to include 100% of the results of TTOL during the periods they were under common control of Teekay and had begun operations. The effect of adjusting such information to accounts in periods prior to the Company's acquisition thereof is referred to as the Entities under Common Control.

Assets and liabilities of TTOL are reflected on the Company’s consolidated balance sheets at TTOL’s historical carrying values. The amount of the net consideration of $39.0 million that was in excess of TTOL’s historical carrying value of the net assets acquired of $13.3 million has been accounted for as a $25.7 million return of capital to Teekay.

All periods prior to the acquisition of TTOL have been retroactively adjusted to include the results of the business, as is required for a reorganization of entities under common control. All intercorporate transactions between the Company and TTOL that occurred prior to the acquisition by the Company have been eliminated upon consolidation.

The effect of adjusting the Company’s consolidated financial statements to account for these common control exchanges decreased the Company's net loss for the three and six months ended June 30, 2017 by $0.4 million and $1.3 million, respectively, and also increased the Company's net income for the three and six months ended June 30, 2016 by $1.1 million and $2.5 million, respectively. The adjustments for the Entities under Common Control increased the Company’s revenues for the three and six months ended June 30, 2017 by $3.2 million and $8.6 million, respectively, and also increased the Company's revenues for the three and six months ended June 30, 2016 by $6.1 million and $12.5 million, respectively.

In addition, prior to the acquisition, TTOL had paid dividends to the Company and Teekay, which were accounted for as a return of capital on the consolidated statements of cash flows. The effect of adjusting for these common control exchanges decreased the Company's inflow of cash from investing activities by $15.0 million and increased the Company's outflow of cash from financing activities by $15.0 million, for the six months ended June 30, 2016.